Schedule of Inventories (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 758,870	$ 360,019
Work-in-process	277,827	91,153
Finished goods	96,445	5,922
Total inventories	$ 1,133,142	$ 457,094